UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Whitman Capital LLC
Address: 525 University Ave., Ste. 701
         Palo Alto, CA  94301

13F File Number:  28-05273

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Douglas F. Whitman
Title:     Member
Phone:     650-325-9700

Signature, Place, and Date of Signing:

     /s/  Douglas F. Whitman     Palo Alto, CA     August 09, 2006

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     13

Form13F Information Table Value Total:     $111,834 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
CEVA INC                       COM              157210105     4674   808733 SH       SOLE                   808733        0        0
CITRIX SYS INC                 COM              177376100    12824   319809 SH       SOLE                   319809        0        0
DSP GROUP INC                  COM              23332B106    12970   521934 SH       SOLE                   521934        0        0
EMBARCADERO TECHNOLOGIES INC   COM              290787100     1738   284956 SH       SOLE                   284956        0        0
FOUNDRY NETWORKS INC           COM              35063R100     6438   603894 SH       SOLE                   603894        0        0
GARMIN LTD                     ORD              G37260109     7381    70000 SH       SOLE                    70000        0        0
IKANOS COMMUNICATIONS          COM              45173E105      456    30000 SH       SOLE                    30000        0        0
KEYNOTE SYS INC                COM              493308100     5919   574056 SH       SOLE                   574056        0        0
MARVELL TECHNOLOGY GROUP LTD   ORD              G5876H105    28523   643434 SH       SOLE                   643434        0        0
PC-TEL INC                     COM              69325Q105     8969  1050286 SH       SOLE                  1050286        0        0
QLOGIC CORP                    COM              747277101    13678   793400 SH       SOLE                   793400        0        0
STAKTEK HLDGS INC              COM              85256P106     2478   509849 SH       SOLE                   509849        0        0
VA SOFTWARE CORP               COM              91819B105     5786  1491285 SH       SOLE                  1491285        0        0